Accounts receivable - Summary of Analysis of Age of Financial Assets that are Past Due (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Current trade receivables	$ 4,072,701	$ 571,300
Current | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,181,294	540,824
1-30 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	310,818
31-60 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	120,604	21,455
61-90 days | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,477
91 days and over | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 441,508	$ 9,021